Provisions for employees' benefits (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Post-employment benefits
Post-employment benefits	$ 11,379,045	$ 12,423,667
Current	2,296,253	2,022,137
Non-current	9,082,792	10,401,530
Healthcare [Member]
Post-employment benefits
Post-employment benefits	6,636,809	7,193,527
Pension [Member]
Post-employment benefits
Post-employment benefits	2,159,530	2,819,985
Education
Post-employment benefits
Post-employment benefits	443,761	485,792
Bonds [Member]
Post-employment benefits
Post-employment benefits	320,833	342,669
Other plans [Member]
Post-employment benefits
Post-employment benefits	91,476	102,632
Termination benefits - Voluntary retirement plan [Member]
Post-employment benefits
Post-employment benefits	746,585	713,407
Post employment and termination benefits [Member]
Post-employment benefits
Post-employment benefits	10,398,994	11,658,012
Social benefits and salaries [Member]
Post-employment benefits
Post-employment benefits	856,198	674,080
Other Employment Benefts [Member]
Post-employment benefits
Post-employment benefits	$ 123,853	$ 91,575